Quarterly Holdings Report
for

Fidelity® Investment Grade Bond Central Fund

December 31, 2019

TP1-QTLY-0220
1.811341.115

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 39.3%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.:
2.45% 6/30/20	$15,879,000	$15,932,828
2.95% 7/15/26	42,000,000	42,772,329
3.6% 2/17/23	31,479,000	32,838,530
4.3% 2/15/30	13,106,000	14,560,364
4.45% 4/1/24	2,179,000	2,360,362
4.5% 3/9/48	75,550,000	83,353,275
4.75% 5/15/46	10,000,000	11,284,437
4.9% 6/15/42	5,000,000	5,693,854
6.2% 3/15/40	7,609,000	9,613,411
Verizon Communications, Inc.:
3.45% 3/15/21	20,069,000	20,446,967
4.862% 8/21/46	9,732,000	12,044,634
5.012% 4/15/49	38,703,000	49,463,644
5.5% 3/16/47	17,553,000	23,763,420
		324,128,055
Entertainment - 0.1%
NBCUniversal, Inc.:
4.45% 1/15/43	9,351,000	10,883,813
5.95% 4/1/41	6,541,000	8,981,701
		19,865,514
Media - 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	28,212,000	29,642,004
4.908% 7/23/25	18,965,000	20,875,857
5.375% 5/1/47	71,848,000	80,381,914
5.75% 4/1/48	11,687,000	13,611,523
6.484% 10/23/45	9,303,000	11,601,588
Comcast Corp.:
3.9% 3/1/38	5,001,000	5,527,505
4.6% 8/15/45	13,203,000	15,847,487
4.65% 7/15/42	11,795,000	14,153,285
Fox Corp.:
3.666% 1/25/22 (a)	3,564,000	3,679,215
4.03% 1/25/24 (a)	6,266,000	6,676,150
4.709% 1/25/29 (a)	9,069,000	10,328,651
5.476% 1/25/39 (a)	8,943,000	10,917,223
5.576% 1/25/49 (a)	5,934,000	7,537,354
Time Warner Cable, Inc.:
4% 9/1/21	38,439,000	39,326,550
4.5% 9/15/42	19,701,000	20,088,715
5.5% 9/1/41	8,397,000	9,357,553
5.875% 11/15/40	7,566,000	8,663,786
6.55% 5/1/37	73,937,000	90,513,556
7.3% 7/1/38	16,247,000	21,150,325
		419,880,241

TOTAL COMMUNICATION SERVICES		763,873,810

CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.3%
General Motors Financial Co., Inc.:
3.45% 4/10/22	1,250,000	1,278,101
4% 1/15/25	14,536,000	15,270,238
4.2% 3/1/21	11,460,000	11,706,462
4.25% 5/15/23	9,840,000	10,361,914
4.375% 9/25/21	47,623,000	49,337,069
		87,953,784
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	249,000	266,584
Leisure Products - 0.1%
Hasbro, Inc.:
2.6% 11/19/22	8,678,000	8,726,309
3% 11/19/24	19,745,000	19,828,300
		28,554,609
Specialty Retail - 0.1%
The Home Depot, Inc. 3.9% 12/6/28	15,000,000	16,824,572

TOTAL CONSUMER DISCRETIONARY		133,599,549

CONSUMER STAPLES - 2.3%
Beverages - 1.5%
Anheuser-Busch InBev Finance, Inc.:
3.65% 2/1/26	37,610,000	39,887,856
4.7% 2/1/36	46,768,000	53,939,957
4.9% 2/1/46	50,530,000	59,511,918
Anheuser-Busch InBev Worldwide, Inc.:
4.75% 4/15/58	26,711,000	31,129,899
5.45% 1/23/39	23,200,000	29,127,255
5.55% 1/23/49	54,331,000	70,380,770
5.8% 1/23/59 (Reg. S)	55,947,000	76,145,877
Molson Coors Brewing Co.:
3% 7/15/26	30,000,000	30,342,659
5% 5/1/42	3,080,000	3,359,111
		393,825,302
Food & Staples Retailing - 0.0%
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	10,010,000	10,197,083
Food Products - 0.0%
Conagra Brands, Inc. 3.8% 10/22/21	5,355,000	5,524,590
Tobacco - 0.8%
Altria Group, Inc.:
2.625% 1/14/20	17,850,000	17,852,287
3.875% 9/16/46	9,710,000	9,004,356
4% 1/31/24	11,015,000	11,678,044
4.25% 8/9/42	11,157,000	11,134,318
4.5% 5/2/43	7,481,000	7,626,554
4.8% 2/14/29	11,054,000	12,305,490
5.375% 1/31/44	13,496,000	15,209,015
5.95% 2/14/49	7,300,000	8,826,066
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (a)	23,504,000	24,189,633
4.25% 7/21/25 (a)	28,144,000	29,673,632
Reynolds American, Inc.:
3.25% 6/12/20	1,810,000	1,818,233
4% 6/12/22	6,225,000	6,476,749
4.45% 6/12/25	4,514,000	4,856,365
4.85% 9/15/23	8,000,000	8,668,015
5.7% 8/15/35	2,343,000	2,718,337
5.85% 8/15/45	17,970,000	20,570,191
6.15% 9/15/43	14,500,000	16,994,880
7.25% 6/15/37	7,978,000	10,376,315
		219,978,480

TOTAL CONSUMER STAPLES		629,525,455

ENERGY - 6.1%
Energy Equipment & Services - 0.2%
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	12,349,000	12,869,524
6.5% 4/1/20	6,546,000	6,614,953
Halliburton Co.:
3.8% 11/15/25	8,477,000	9,041,061
4.85% 11/15/35	7,402,000	8,357,622
Noble Holding International Ltd.:
7.95% 4/1/25 (b)	10,820,000	5,572,300
8.95% 4/1/45 (b)	7,553,000	3,172,260
		45,627,720
Oil, Gas & Consumable Fuels - 5.9%
Alberta Energy Co. Ltd. 8.125% 9/15/30	13,383,000	17,235,512
Amerada Hess Corp.:
7.125% 3/15/33	4,791,000	6,050,005
7.3% 8/15/31	6,610,000	8,411,980
7.875% 10/1/29	20,178,000	26,367,172
Canadian Natural Resources Ltd.:
3.8% 4/15/24	619,000	653,976
5.85% 2/1/35	12,075,000	14,847,477
Cenovus Energy, Inc. 4.25% 4/15/27	35,499,000	37,569,314
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	21,754,000	21,827,986
4.5% 6/1/25	6,628,000	7,265,789
DCP Midstream LLC:
4.75% 9/30/21 (a)	18,047,000	18,543,293
5.35% 3/15/20 (a)	17,114,000	17,199,570
DCP Midstream Operating LP:
3.875% 3/15/23	14,468,000	14,793,530
4.95% 4/1/22	2,315,000	2,401,813
5.6% 4/1/44	13,506,000	13,067,055
Duke Energy Field Services 6.45% 11/3/36 (a)	10,621,000	11,152,050
Empresa Nacional de Petroleo 4.375% 10/30/24 (a)	10,510,000	11,104,472
Enable Midstream Partners LP 3.9% 5/15/24 (b)	6,444,000	6,596,669
Enbridge Energy Partners LP 4.2% 9/15/21	15,961,000	16,443,444
Enbridge, Inc.:
4% 10/1/23	13,445,000	14,196,596
4.25% 12/1/26	8,321,000	9,154,362
Encana Corp. 5.15% 11/15/41	5,000,000	5,032,760
Energy Transfer Partners LP:
4.2% 9/15/23	5,509,000	5,780,972
4.25% 3/15/23	4,861,000	5,074,464
4.5% 4/15/24	6,244,000	6,642,340
4.95% 6/15/28	18,799,000	20,575,324
5.25% 4/15/29	10,158,000	11,399,827
5.8% 6/15/38	10,481,000	11,844,727
6% 6/15/48	26,826,000	31,216,152
6.25% 4/15/49	7,637,000	9,191,123
Enterprise Products Operating LP:
3.7% 2/15/26	8,600,000	9,147,342
3.75% 2/15/25	285,000	303,954
Hess Corp. 4.3% 4/1/27	3,892,000	4,150,301
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	15,102,000	15,568,693
3.5% 3/1/21	3,293,000	3,338,077
6.55% 9/15/40	1,645,000	2,097,040
Kinder Morgan, Inc.:
5% 2/15/21 (a)	4,125,000	4,245,775
5.55% 6/1/45	12,039,000	14,391,450
Marathon Petroleum Corp. 5.125% 3/1/21	10,521,000	10,891,384
MPLX LP:
3 month U.S. LIBOR + 0.900% 2.785% 9/9/21 (b)(c)	7,304,000	7,326,357
3 month U.S. LIBOR + 1.100% 2.985% 9/9/22 (b)(c)	10,993,000	11,036,926
4.5% 7/15/23	9,347,000	9,927,313
4.8% 2/15/29	5,370,000	5,886,477
4.875% 12/1/24	12,572,000	13,656,303
5.5% 2/15/49	16,108,000	18,247,759
Nakilat, Inc. 6.067% 12/31/33 (a)	7,261,000	8,835,729
Occidental Petroleum Corp.:
2.6% 8/13/21	7,353,000	7,406,089
2.7% 8/15/22	6,500,000	6,566,008
2.9% 8/15/24	21,478,000	21,809,751
3.125% 2/15/22	8,096,000	8,237,364
3.2% 8/15/26	2,889,000	2,923,092
3.5% 8/15/29	9,098,000	9,274,731
4.3% 8/15/39	1,326,000	1,348,821
4.4% 8/15/49	1,327,000	1,365,957
4.85% 3/15/21	24,269,000	24,995,459
5.55% 3/15/26	26,200,000	29,732,100
6.2% 3/15/40	7,169,000	8,595,091
6.45% 9/15/36	15,883,000	19,478,050
6.6% 3/15/46	28,439,000	36,559,495
7.5% 5/1/31	29,749,000	38,679,140
Petrobras Global Finance BV:
5.093% 1/15/30 (a)	22,093,000	23,628,464
7.25% 3/17/44	76,243,000	92,468,463
Petroleos Mexicanos:
4.5% 1/23/26	31,602,000	31,409,228
5.35% 2/12/28	3,500,000	3,465,000
5.625% 1/23/46	15,903,000	14,357,427
6.35% 2/12/48	18,475,000	17,888,073
6.49% 1/23/27 (a)	11,660,000	12,417,900
6.5% 3/13/27	21,300,000	22,566,818
6.75% 9/21/47	102,130,000	103,023,638
6.84% 1/23/30 (a)	77,731,000	83,164,397
6.875% 8/4/26	25,700,000	28,218,600
7.69% 1/23/50 (a)	117,141,000	128,352,565
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	5,964,000	5,870,102
3.6% 11/1/24	6,641,000	6,828,500
3.65% 6/1/22	9,399,000	9,641,146
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22	8,880,000	9,421,452
Shell International Finance BV 4.375% 5/11/45	6,392,000	7,633,351
Southeast Supply Header LLC 4.25% 6/15/24 (a)	10,683,000	10,882,159
Southwestern Energy Co. 6.2% 1/23/25 (b)	8,426,000	7,728,327
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	6,651,000	7,212,043
The Williams Companies, Inc.:
3.7% 1/15/23	26,582,000	27,517,433
4.55% 6/24/24	70,596,000	76,158,751
Western Gas Partners LP:
3.95% 6/1/25	3,918,000	3,953,146
4.5% 3/1/28	3,100,000	3,056,795
4.65% 7/1/26	9,376,000	9,591,902
4.75% 8/15/28	5,504,000	5,546,541
5.375% 6/1/21	50,383,000	51,970,248
Williams Partners LP:
3.6% 3/15/22	12,587,000	12,937,505
3.9% 1/15/25	4,336,000	4,562,024
4% 11/15/21	9,760,000	10,031,035
4.125% 11/15/20	1,086,000	1,098,885
4.3% 3/4/24	20,381,000	21,735,068
4.5% 11/15/23	6,265,000	6,704,607
		1,598,703,375

TOTAL ENERGY		1,644,331,095

FINANCIALS - 18.2%
Banks - 8.2%
Bank of America Corp.:
3.004% 12/20/23 (b)	156,071,000	159,832,093
3.3% 1/11/23	32,511,000	33,603,956
3.419% 12/20/28 (b)	23,187,000	24,316,020
3.5% 4/19/26	34,343,000	36,488,724
3.705% 4/24/28 (b)	58,915,000	62,926,865
3.864% 7/23/24 (b)	46,066,000	48,473,664
3.95% 4/21/25	19,377,000	20,662,126
4.2% 8/26/24	24,032,000	25,795,589
4.25% 10/22/26	20,189,000	22,001,197
4.271% 7/23/29 (b)	2,000,000	2,220,165
4.45% 3/3/26	3,182,000	3,491,991
Barclays PLC:
3.25% 1/12/21	9,440,000	9,519,674
4.375% 1/12/26	28,767,000	31,076,990
5.088% 6/20/30 (b)	35,020,000	38,994,617
5.2% 5/12/26	11,811,000	12,918,198
BB&T Corp. 3.95% 3/22/22	3,300,000	3,423,273
Capital One NA 2.15% 9/6/22	17,927,000	17,954,737
Citigroup, Inc.:
2.4% 2/18/20	4,295,000	4,296,728
2.7% 10/27/22	88,772,000	90,200,583
3.142% 1/24/23 (b)	35,705,000	36,431,675
3.352% 4/24/25 (b)	23,697,000	24,645,131
3.875% 3/26/25	35,450,000	37,467,918
4.05% 7/30/22	34,759,000	36,315,802
4.3% 11/20/26	52,072,000	56,637,265
4.4% 6/10/25	11,010,000	11,957,127
4.45% 9/29/27	69,500,000	76,482,878
5.5% 9/13/25	42,579,000	48,639,703
Citizens Financial Group, Inc.:
4.15% 9/28/22 (a)	21,321,000	22,235,887
4.3% 12/3/25	14,216,000	15,262,830
Commonwealth Bank of Australia 3.61% 9/12/34 (a)(b)	12,091,000	12,145,258
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	23,205,000	23,233,741
3.75% 3/26/25	24,390,000	25,792,700
3.8% 9/15/22	35,920,000	37,378,625
3.8% 6/9/23	43,060,000	45,052,738
4.55% 4/17/26	5,038,000	5,587,861
Credit Suisse New York Branch 5.4% 1/14/20	2,650,000	2,652,486
Discover Bank:
4.2% 8/8/23	259,000	275,253
7% 4/15/20	12,294,000	12,458,924
Fifth Third Bancorp:
2.875% 7/27/20	47,000,000	47,194,785
3.5% 3/15/22	1,167,000	1,202,972
8.25% 3/1/38	2,070,000	3,156,430
HSBC Holdings PLC:
4.25% 3/14/24	10,444,000	11,089,187
5.25% 3/14/44	2,847,000	3,590,719
Huntington Bancshares, Inc. 7% 12/15/20	7,222,000	7,550,049
Huntington National Bank 2.4% 4/1/20	44,000,000	44,030,672
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	21,002,000	22,050,345
5.71% 1/15/26 (a)	35,725,000	38,632,526
JPMorgan Chase & Co.:
2.95% 10/1/26	63,807,000	65,700,480
3.797% 7/23/24 (b)	12,224,000	12,877,398
3.875% 9/10/24	90,088,000	96,374,203
4.125% 12/15/26	146,208,000	160,002,890
4.203% 7/23/29 (b)	3,000,000	3,344,429
4.452% 12/5/29 (b)	46,000,000	52,282,565
KeyCorp 5.1% 3/24/21	1,147,000	1,190,219
Rabobank Nederland 4.375% 8/4/25	36,518,000	39,590,697
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	111,085,000	120,360,954
6% 12/19/23	73,156,000	81,305,686
6.1% 6/10/23	49,671,000	54,655,846
6.125% 12/15/22	88,078,000	96,356,873
Synchrony Bank 3% 6/15/22	12,252,000	12,486,528
UniCredit SpA 6.572% 1/14/22 (a)	27,546,000	29,573,738
Westpac Banking Corp. 4.11% 7/24/34 (b)	17,722,000	18,550,841
		2,202,002,024
Capital Markets - 5.0%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	27,065,000	28,263,705
4.25% 2/15/24	10,069,000	10,776,239
Ares Capital Corp. 4.2% 6/10/24	42,554,000	44,525,593
Credit Suisse Group AG:
2.593% 9/11/25 (a)(b)	48,618,000	48,754,202
3.869% 1/12/29 (a)(b)	9,005,000	9,584,419
Deutsche Bank AG 4.5% 4/1/25	61,035,000	60,646,900
Deutsche Bank AG New York Branch:
3.15% 1/22/21	15,915,000	15,984,694
3.3% 11/16/22	46,720,000	47,178,274
5% 2/14/22	44,782,000	46,759,576
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	253,904,000	257,448,997
3.2% 2/23/23	59,200,000	60,838,869
3.691% 6/5/28 (b)	21,000,000	22,292,322
3.75% 2/25/26	15,000,000	15,862,776
4.25% 10/21/25	22,692,000	24,620,846
4.411% 4/23/39 (b)	3,000,000	3,410,415
5.15% 5/22/45	9,000,000	11,032,482
6.75% 10/1/37	30,816,000	42,714,728
Intercontinental Exchange, Inc.:
2.75% 12/1/20	3,312,000	3,334,223
3.75% 12/1/25	4,530,000	4,895,977
Moody's Corp.:
3.25% 1/15/28	10,681,000	11,193,059
4.875% 2/15/24	10,030,000	11,022,597
Morgan Stanley:
3 month U.S. LIBOR + 0.930% 2.8833% 7/22/22 (b)(c)	7,556,000	7,627,518
2.65% 1/27/20	2,659,000	2,659,872
3.125% 1/23/23	122,810,000	126,230,390
3.125% 7/27/26	24,646,000	25,421,158
3.7% 10/23/24	15,967,000	16,952,083
3.737% 4/24/24 (b)	90,600,000	94,642,183
4.1% 5/22/23	4,810,000	5,077,735
4.431% 1/23/30 (b)	54,318,000	61,355,058
4.875% 11/1/22	43,855,000	46,982,388
5% 11/24/25	102,478,000	115,340,407
5.75% 1/25/21	13,609,000	14,133,914
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	25,500,000	26,936,090
UBS AG 2.35% 3/26/20	3,950,000	3,954,346
UBS Group Funding Ltd. 4.125% 9/24/25 (a)	17,678,000	19,214,023
		1,347,668,058
Consumer Finance - 2.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	28,486,000	28,668,347
3.3% 1/23/23	13,000,000	13,318,043
3.5% 5/26/22	8,066,000	8,288,246
4.125% 7/3/23	19,471,000	20,557,418
4.45% 12/16/21	14,543,000	15,152,961
4.45% 4/3/26	15,328,000	16,438,483
4.875% 1/16/24	28,044,000	30,379,281
Capital One Financial Corp. 3.8% 1/31/28	28,226,000	30,312,583
Discover Financial Services:
3.85% 11/21/22	9,161,000	9,572,277
3.95% 11/6/24	41,289,000	43,805,334
4.1% 2/9/27	7,366,000	7,928,839
4.5% 1/30/26	23,106,000	25,234,969
5.2% 4/27/22	8,179,000	8,717,446
Ford Motor Credit Co. LLC:
4.063% 11/1/24	79,422,000	80,999,929
5.085% 1/7/21	14,684,000	15,032,791
5.584% 3/18/24	30,750,000	33,262,528
5.596% 1/7/22	30,379,000	32,003,612
5.875% 8/2/21	23,012,000	24,085,917
Synchrony Financial:
2.85% 7/25/22	7,279,000	7,365,406
3.75% 8/15/21	19,823,000	20,268,406
3.95% 12/1/27	37,530,000	39,400,274
4.25% 8/15/24	10,674,000	11,383,426
4.375% 3/19/24	11,225,000	11,967,374
5.15% 3/19/29	32,276,000	36,678,825
		570,822,715
Diversified Financial Services - 1.0%
Avolon Holdings Funding Ltd.:
3.625% 5/1/22 (a)	7,614,000	7,801,304
3.95% 7/1/24 (a)	10,113,000	10,538,757
4.375% 5/1/26 (a)	12,292,000	12,984,040
5.25% 5/15/24 (a)	18,269,000	19,942,075
AXA Equitable Holdings, Inc. 3.9% 4/20/23	4,723,000	4,946,530
BP Capital Markets America, Inc. 4.5% 10/1/20	3,295,000	3,357,373
Brixmor Operating Partnership LP:
3.25% 9/15/23	20,478,000	21,065,683
3.85% 2/1/25	450,000	472,237
3.875% 8/15/22	19,072,000	19,861,810
4.125% 6/15/26	26,610,000	28,324,308
4.125% 5/15/29	24,028,000	25,780,179
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (a)	29,300,000	32,168,763
Pine Street Trust I:
4.572% 2/15/29 (a)	27,943,000	30,057,798
5.568% 2/15/49 (a)	29,500,000	33,097,190
Voya Financial, Inc. 3.125% 7/15/24	12,649,000	13,037,341
		263,435,388
Insurance - 1.9%
American International Group, Inc.:
3.3% 3/1/21	8,441,000	8,562,375
3.75% 7/10/25	40,830,000	43,658,735
4.875% 6/1/22	23,203,000	24,760,634
Aon Corp. 5% 9/30/20	1,943,000	1,984,609
Aon PLC 4% 11/27/23	13,880,000	14,687,208
Liberty Mutual Group, Inc.:
3.951% 10/15/50 (a)	4,626,000	4,795,652
4.25% 6/15/23 (a)	2,019,000	2,144,154
4.569% 2/1/29 (a)	27,600,000	30,803,201
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	19,688,000	22,417,055
4.75% 3/15/39	9,035,000	10,897,499
4.8% 7/15/21	11,451,000	11,862,881
4.9% 3/15/49	17,979,000	22,761,317
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (a)	20,812,000	20,042,355
Metropolitan Life Global Funding I:
U.S. SOFR Secured Overnight Financing Rate Index + 0.500% 2.03% 5/28/21 (a)(b)(c)	131,600,000	131,861,088
3% 1/10/23 (a)	223,000	229,329
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (a)	2,000	2,722
Pacific LifeCorp 5.125% 1/30/43 (a)	15,610,000	18,117,524
Prudential Financial, Inc. 4.5% 11/16/21	1,461,000	1,533,291
Swiss Re Finance Luxembourg SA 5% 4/2/49 (a)(b)	11,400,000	12,696,750
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	29,277,000	35,903,861
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	8,401,000	9,121,405
Unum Group:
3.875% 11/5/25	16,863,000	17,775,800
4% 3/15/24	600,000	633,511
4% 6/15/29	21,076,000	22,106,639
5.625% 9/15/20	10,373,000	10,638,995
5.75% 8/15/42	29,395,000	33,193,029
		513,191,619

TOTAL FINANCIALS		4,897,119,804

HEALTH CARE - 2.8%
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. 2.404% 6/5/20	8,691,000	8,700,213
Health Care Providers & Services - 2.1%
Aetna, Inc. 2.75% 11/15/22	52,000	52,821
Centene Corp.:
4.25% 12/15/27 (a)	19,645,000	20,209,794
4.625% 12/15/29 (a)	30,530,000	32,174,041
4.75% 1/15/25 (a)	15,625,000	16,230,156
Cigna Corp.:
3.75% 7/15/23	23,276,000	24,395,015
4.125% 9/15/20 (a)	12,071,000	12,241,898
4.125% 11/15/25	52,351,000	56,753,373
4.375% 10/15/28	29,050,000	32,142,954
4.8% 8/15/38	18,087,000	21,047,267
4.9% 12/15/48	18,071,000	21,519,134
CVS Health Corp.:
2.625% 8/15/24	3,653,000	3,681,136
3% 8/15/26	2,965,000	3,021,556
3.25% 8/15/29	6,813,000	6,914,421
3.7% 3/9/23	12,400,000	12,908,704
3.875% 7/20/25	20,803,000	22,136,283
4.1% 3/25/25	53,372,000	57,249,041
4.3% 3/25/28	101,979,000	111,283,093
4.78% 3/25/38	28,592,000	32,407,808
5.05% 3/25/48	42,066,000	49,700,184
HCA Holdings, Inc. 4.75% 5/1/23	1,040,000	1,113,452
Toledo Hospital:
5.325% 11/15/28	9,969,000	10,793,937
6.015% 11/15/48	19,653,000	22,277,800
		570,253,868
Pharmaceuticals - 0.7%
Actavis Funding SCS 3.45% 3/15/22	41,088,000	42,014,945
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	21,493,000	23,171,533
Elanco Animal Health, Inc.:
3.912% 8/27/21	4,786,000	4,908,849
4.272% 8/28/23	15,106,000	15,946,891
4.9% 8/28/28	6,362,000	6,914,727
Mylan NV:
3.15% 6/15/21	29,136,000	29,512,519
3.95% 6/15/26	12,375,000	12,888,619
4.55% 4/15/28	6,911,000	7,431,210
Perrigo Finance PLC 3.5% 12/15/21	2,075,000	2,102,510
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	15,436,000	15,519,747
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	4,627,000	4,481,018
2.8% 7/21/23	5,108,000	4,737,670
Zoetis, Inc. 3.25% 2/1/23	2,327,000	2,394,313
		172,024,551

TOTAL HEALTH CARE		750,978,632

INDUSTRIALS - 0.5%
Machinery - 0.0%
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	3,310,000	3,314,156
Professional Services - 0.0%
Thomson Reuters Corp. 3.85% 9/29/24	3,021,000	3,166,136
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
2.125% 1/15/20	10,000,000	9,999,427
2.25% 1/15/23	6,049,000	6,050,568
3% 9/15/23	4,193,000	4,291,883
3.375% 6/1/21	12,669,000	12,881,421
3.75% 2/1/22	22,536,000	23,199,403
3.875% 4/1/21	15,195,000	15,503,768
3.875% 7/3/23	1,190,000	1,253,065
4.25% 2/1/24	28,366,000	30,409,347
4.25% 9/15/24	16,843,000	18,028,731
4.75% 3/1/20	16,959,000	17,026,811
		138,644,424
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (b)	2,756,000	3,086,720

TOTAL INDUSTRIALS		148,211,436

INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Components - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (a)	22,400,000	24,282,916
6.02% 6/15/26 (a)	7,709,000	8,866,297
		33,149,213
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (b)	7,460,000	7,878,516

TOTAL INFORMATION TECHNOLOGY		41,027,729

MATERIALS - 0.2%
Chemicals - 0.0%
The Dow Chemical Co. 4.55% 11/30/25	13,459,000	14,854,472
Metals & Mining - 0.2%
Anglo American Capital PLC 4.125% 9/27/22 (a)	2,677,000	2,783,239
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (a)(b)	9,684,000	9,984,204
6.75% 10/19/75 (a)(b)	16,468,000	19,336,232
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (a)	7,498,000	7,807,293
4.5% 8/1/47 (a)	7,610,000	8,294,900
		48,205,868

TOTAL MATERIALS		63,060,340

REAL ESTATE - 3.8%
Equity Real Estate Investment Trusts (REITs) - 2.7%
American Campus Communities Operating Partnership LP 3.75% 4/15/23	5,059,000	5,269,041
American Tower Corp. 2.8% 6/1/20	29,300,000	29,384,301
AvalonBay Communities, Inc. 3.625% 10/1/20	5,412,000	5,455,240
Boston Properties, Inc.:
3.85% 2/1/23	432,000	452,434
4.5% 12/1/28	18,628,000	21,096,649
Camden Property Trust:
2.95% 12/15/22	6,920,000	7,065,584
4.25% 1/15/24	6,134,000	6,581,986
Corporate Office Properties LP:
3.6% 5/15/23	5,166,000	5,312,858
3.7% 6/15/21	7,881,000	8,009,749
5% 7/1/25	16,822,000	18,122,693
5.25% 2/15/24	3,576,000	3,846,139
Duke Realty LP:
3.25% 6/30/26	2,124,000	2,198,478
3.625% 4/15/23	6,176,000	6,416,348
3.75% 12/1/24	4,721,000	5,014,239
3.875% 10/15/22	10,561,000	11,004,662
4.375% 6/15/22	16,339,000	17,120,552
Equity One, Inc. 3.75% 11/15/22	23,400,000	24,359,989
HCP, Inc.:
3.25% 7/15/26	2,733,000	2,831,629
3.4% 2/1/25	15,000,000	15,651,783
3.5% 7/15/29	3,125,000	3,255,166
3.875% 8/15/24	24,000,000	25,512,645
Health Care REIT, Inc. 4% 6/1/25	4,568,000	4,913,563
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	6,066,000	6,015,212
3.5% 8/1/26	6,318,000	6,588,789
Highwoods/Forsyth LP 3.2% 6/15/21	4,698,000	4,757,335
Hudson Pacific Properties LP 4.65% 4/1/29	37,205,000	40,904,627
Lexington Corporate Properties Trust 4.4% 6/15/24	8,117,000	8,436,957
Omega Healthcare Investors, Inc.:
3.625% 10/1/29	26,970,000	26,963,414
4.375% 8/1/23	34,232,000	36,296,299
4.5% 1/15/25	12,446,000	13,269,299
4.5% 4/1/27	86,567,000	93,358,619
4.75% 1/15/28	28,933,000	31,477,323
4.95% 4/1/24	6,427,000	7,029,263
5.25% 1/15/26	28,200,000	31,345,244
Retail Opportunity Investments Partnership LP:
4% 12/15/24	4,615,000	4,706,177
5% 12/15/23	3,475,000	3,668,159
SITE Centers Corp.:
3.625% 2/1/25	10,990,000	11,326,448
4.25% 2/1/26	15,247,000	16,077,798
4.625% 7/15/22	3,913,000	4,079,609
Store Capital Corp. 4.625% 3/15/29	8,847,000	9,807,907
Ventas Realty LP:
3% 1/15/30	35,454,000	35,097,661
3.125% 6/15/23	6,476,000	6,638,177
3.5% 2/1/25	7,488,000	7,812,979
3.75% 5/1/24	7,900,000	8,291,734
4% 3/1/28	10,351,000	11,088,484
4.125% 1/15/26	7,649,000	8,186,367
4.375% 2/1/45	3,802,000	4,068,759
Weingarten Realty Investors 3.375% 10/15/22	2,433,000	2,490,292
WP Carey, Inc.:
3.85% 7/15/29	6,097,000	6,430,546
4% 2/1/25	26,847,000	28,156,967
4.6% 4/1/24	14,578,000	15,620,362
		718,866,535
Real Estate Management & Development - 1.1%
Brandywine Operating Partnership LP:
3.95% 2/15/23	26,303,000	27,270,960
3.95% 11/15/27	20,195,000	21,090,190
4.1% 10/1/24	23,803,000	25,206,111
4.55% 10/1/29	27,295,000	29,663,107
CBRE Group, Inc. 4.875% 3/1/26	19,900,000	22,164,803
Digital Realty Trust LP:
3.95% 7/1/22	16,340,000	17,006,886
4.75% 10/1/25	11,897,000	13,208,805
Essex Portfolio LP 3.875% 5/1/24	5,285,000	5,583,339
Liberty Property LP:
3.25% 10/1/26	5,521,000	5,761,924
3.375% 6/15/23	9,482,000	9,851,554
4.125% 6/15/22	8,832,000	9,239,007
4.4% 2/15/24	418,000	451,614
Mack-Cali Realty LP:
3.15% 5/15/23	25,348,000	24,888,991
4.5% 4/18/22	15,420,000	15,667,741
Mid-America Apartments LP 4% 11/15/25	3,541,000	3,829,299
Post Apartment Homes LP 3.375% 12/1/22	3,720,000	3,831,331
Tanger Properties LP:
3.125% 9/1/26	16,602,000	16,441,442
3.75% 12/1/24	16,463,000	16,859,225
3.875% 12/1/23	8,279,000	8,518,080
3.875% 7/15/27	28,881,000	29,465,687
		306,000,096

TOTAL REAL ESTATE		1,024,866,631

UTILITIES - 1.9%
Electric Utilities - 1.2%
Cleco Corporate Holdings LLC:
3.375% 9/15/29 (a)	15,724,000	15,768,999
3.743% 5/1/26	32,756,000	33,816,765
Cleveland Electric Illuminating Co. 5.95% 12/15/36	1,128,000	1,419,346
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	13,307,000	14,140,102
6.4% 9/15/20 (a)	37,635,000	38,724,701
Eversource Energy 2.8% 5/1/23	435,000	441,271
FirstEnergy Corp.:
4.25% 3/15/23	80,559,000	84,885,452
7.375% 11/15/31	56,726,000	79,979,965
IPALCO Enterprises, Inc.:
3.45% 7/15/20	38,333,000	38,498,249
3.7% 9/1/24	9,552,000	9,873,422
LG&E and KU Energy LLC 3.75% 11/15/20	2,440,000	2,465,137
NV Energy, Inc. 6.25% 11/15/20	3,738,000	3,869,196
TECO Finance, Inc. 5.15% 3/15/20	3,985,000	4,009,355
		327,891,960
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	5,926,000	6,084,764
Independent Power and Renewable Electricity Producers - 0.1%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	15,202,000	15,962,100
Emera U.S. Finance LP:
2.7% 6/15/21	5,930,000	5,983,678
3.55% 6/15/26	6,732,000	6,986,747
		28,932,525
Multi-Utilities - 0.6%
Dominion Energy, Inc.:
3 month U.S. LIBOR + 2.300% 4.2605% 9/30/66 (b)(c)	62,541,000	58,006,778
3 month U.S. LIBOR + 2.820% 4.7855% 6/30/66 (b)(c)	13,085,000	12,561,600
NiSource, Inc. 2.95% 9/1/29	40,740,000	40,543,984
Puget Energy, Inc.:
6% 9/1/21	10,692,000	11,352,217
6.5% 12/15/20	2,950,000	3,068,109
Sempra Energy:
2.875% 10/1/22	1,154,000	1,175,334
6% 10/15/39	5,386,000	6,971,350
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 4.0224% 5/15/67 (b)(c)	12,629,000	11,761,725
		145,441,097

TOTAL UTILITIES		508,350,346

TOTAL NONCONVERTIBLE BONDS
(Cost $10,216,746,766)		10,604,944,827

U.S. Treasury Obligations - 23.6%
U.S. Treasury Bonds:
2.375% 11/15/49	$20,800,000	$20,706,528
2.5% 2/15/46	55,520,000	56,613,851
2.75% 11/15/47	38,117,000	40,826,680
3% 5/15/45	3,943,000	4,396,558
3% 2/15/49	1,145,460,000	1,290,748,262
U.S. Treasury Notes:
1.375% 8/31/26	273,542,000	265,784,127
1.5% 11/30/24	2,200,000	2,180,053
1.625% 5/15/26	218,147,900	215,690,492
1.625% 8/15/29	955,020,000	929,636,695
1.75% 6/30/24	76,470,000	76,641,788
1.75% 12/31/26	24,600,000	24,453,902
1.875% 3/31/22	58,721,000	59,072,835
1.875% 7/31/22	98,619,000	99,270,314
2% 12/31/21	277,420,000	279,555,188
2% 5/31/24	11,790,000	11,942,842
2% 8/15/25	167,514,000	169,631,504
2.125% 12/31/22	237,977,000	241,463,177
2.125% 3/31/24	91,976,000	93,605,604
2.125% 7/31/24	245,203,000	249,744,836
2.125% 11/30/24	164,890,000	168,096,896
2.125% 5/31/26	218,121,000	222,273,112
2.25% 4/30/24	76,730,000	78,508,090
2.25% 12/31/24	195,766,000	200,786,813
2.25% 3/31/26	35,600,000	36,541,102
2.25% 2/15/27	170,579,000	175,158,551
2.375% 4/30/26	61,880,000	63,988,893
2.5% 3/31/23	5,514,000	5,663,397
2.5% 1/31/24	81,500,000	84,114,773
2.625% 6/30/23	122,605,000	126,666,580
2.625% 12/31/23	226,900,000	235,176,012
2.625% 2/15/29	788,485,000	835,029,963
2.875% 11/30/25	1,893,000	2,009,137
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $6,307,876,559)		6,365,978,555

U.S. Government Agency - Mortgage Securities - 26.2%
Fannie Mae - 8.1%
12 month U.S. LIBOR + 1.380% 4.327% 5/1/33 (b)(c)	2,528	2,616
12 month U.S. LIBOR + 1.445% 4.497% 4/1/37 (b)(c)	49,970	51,730
12 month U.S. LIBOR + 1.480% 4.221% 7/1/34 (b)(c)	13,901	14,445
12 month U.S. LIBOR + 1.490% 4.233% 1/1/35 (b)(c)	54,358	56,329
12 month U.S. LIBOR + 1.553% 4.345% 6/1/36 (b)(c)	86,921	90,636
12 month U.S. LIBOR + 1.565% 4.69% 3/1/37 (b)(c)	21,060	21,822
12 month U.S. LIBOR + 1.590% 4.484% 5/1/36 (b)(c)	104,891	109,385
12 month U.S. LIBOR + 1.610% 4.26% 3/1/33 (b)(c)	39,414	40,925
12 month U.S. LIBOR + 1.630% 4.383% 7/1/35 (b)(c)	218,439	227,706
12 month U.S. LIBOR + 1.640% 4.157% 6/1/47 (b)(c)	46,526	48,887
12 month U.S. LIBOR + 1.641% 3.879% 9/1/36 (b)(c)	28,648	29,922
12 month U.S. LIBOR + 1.650% 4.346% 11/1/36 (b)(c)	296,926	309,926
12 month U.S. LIBOR + 1.700% 3.433% 7/1/43 (b)(c)	1,299,688	1,345,677
12 month U.S. LIBOR + 1.710% 4.585% 6/1/42 (b)(c)	59,696	61,650
12 month U.S. LIBOR + 1.718% 4.013% 5/1/35 (b)(c)	82,152	85,739
12 month U.S. LIBOR + 1.730% 4.647% 7/1/35 (b)(c)	61,279	63,852
12 month U.S. LIBOR + 1.750% 4.063% 8/1/41 (b)(c)	112,907	117,508
12 month U.S. LIBOR + 1.750% 4.643% 3/1/40 (b)(c)	97,634	101,538
12 month U.S. LIBOR + 1.770% 4.777% 3/1/36 (b)(c)	131,063	137,047
12 month U.S. LIBOR + 1.800% 4.061% 12/1/40 (b)(c)	2,345,835	2,451,703
12 month U.S. LIBOR + 1.800% 4.499% 7/1/41 (b)(c)	91,783	95,960
12 month U.S. LIBOR + 1.800% 4.708% 1/1/42 (b)(c)	144,210	149,139
12 month U.S. LIBOR + 1.810% 4.537% 7/1/41 (b)(c)	52,861	55,038
12 month U.S. LIBOR + 1.810% 4.81% 12/1/39 (b)(c)	44,796	46,558
12 month U.S. LIBOR + 1.810% 4.894% 2/1/42 (b)(c)	153,171	158,651
12 month U.S. LIBOR + 1.818% 4.068% 9/1/41 (b)(c)	32,800	34,278
12 month U.S. LIBOR + 1.825% 4.95% 2/1/35 (b)(c)	299,967	313,552
12 month U.S. LIBOR + 1.830% 3.907% 10/1/41 (b)(c)	28,368	29,483
12 month U.S. LIBOR + 1.851% 4.58% 5/1/36 (b)(c)	34,973	36,537
12 month U.S. LIBOR + 1.900% 4.782% 7/1/37 (b)(c)	99,313	104,252
12 month U.S. LIBOR + 1.906% 4.705% 5/1/36 (b)(c)	118,574	124,133
6 month U.S. LIBOR + 1.310% 3.313% 5/1/34 (b)(c)	186,461	191,846
6 month U.S. LIBOR + 1.420% 3.879% 9/1/33 (b)(c)	182,081	187,482
6 month U.S. LIBOR + 1.500% 4.02% 1/1/35 (b)(c)	83,538	86,242
6 month U.S. LIBOR + 1.510% 4.037% 2/1/33 (b)(c)	505	521
6 month U.S. LIBOR + 1.535% 3.851% 12/1/34 (b)(c)	42,960	44,428
6 month U.S. LIBOR + 1.535% 3.94% 3/1/35 (b)(c)	36,801	38,077
6 month U.S. LIBOR + 1.550% 3.807% 10/1/33 (b)(c)	6,446	6,665
6 month U.S. LIBOR + 1.565% 4.085% 7/1/35 (b)(c)	7,984	8,265
6 month U.S. LIBOR + 1.740% 3.74% 12/1/34 (b)(c)	1,176	1,229
6 month U.S. LIBOR + 1.960% 4.21% 9/1/35 (b)(c)	15,383	16,123
6 month U.S. LIBOR + 2.460% 5% 3/1/36 (b)(c)	55,667	58,208
U.S. TREASURY 1 YEAR INDEX + 2.208% 4.833% 3/1/35 (b)(c)	21,816	22,933
U.S. TREASURY 1 YEAR INDEX + 2.232% 4.923% 8/1/36 (b)(c)	365,647	384,447
U.S. TREASURY 1 YEAR INDEX + 2.270% 4.178% 6/1/36 (b)(c)	89,156	93,828
U.S. TREASURY 1 YEAR INDEX + 2.290% 4.264% 10/1/33 (b)(c)	69,793	73,444
U.S. TREASURY 1 YEAR INDEX + 2.420% 4.657% 5/1/35 (b)(c)	30,448	32,001
U.S. TREASURY 1 YEAR INDEX + 2.440% 4.84% 7/1/34 (b)(c)	105,039	110,401
2.5% 12/1/26 to 1/1/50	84,106,558	84,277,045
3% 11/1/26 to 9/1/49	599,144,422	616,143,815
3.25% 12/1/41	21,891	22,719
3.4% 7/1/42 to 9/1/42	453,344	472,748
3.5% 12/1/25 to 11/1/49	566,547,079	592,713,652
3.525% 5/1/42	12,167	12,937
3.65% 5/1/42 to 8/1/42	292,353	308,561
3.9% 4/1/42	32,895	35,260
4% 5/1/29 to 11/1/49	498,880,222	529,546,845
4.025% 6/1/42	71,138	76,270
4.25% 11/1/41	106,572	115,118
4.5% 6/1/20 to 9/1/49	197,797,522	212,722,251
5% 3/1/20 to 3/1/45	42,006,027	45,978,607
5.245% 8/1/41 (b)	1,403,968	1,526,959
5.5% 9/1/21 to 5/1/49	58,360,523	65,083,309
6% 2/1/20 to 1/1/42	18,678,602	21,405,128
6.5% 8/1/20 to 4/1/37	1,065,886	1,192,956
6.534% 2/1/39 (b)	1,446,679	1,564,895
7% 9/1/21 to 7/1/37	1,170,674	1,315,301
7.5% 2/1/22 to 2/1/32	804,942	917,696
8% 8/1/29 to 3/1/37	10,112	12,071
9.5% 9/1/21	96	97

TOTAL FANNIE MAE		2,183,317,004

Freddie Mac - 6.2%
12 month U.S. LIBOR + 1.320% 3.832% 1/1/36 (b)(c)	27,558	28,417
12 month U.S. LIBOR + 1.370% 3.767% 3/1/36 (b)(c)	92,392	95,605
12 month U.S. LIBOR + 1.500% 4.285% 3/1/36 (b)(c)	81,362	84,333
12 month U.S. LIBOR + 1.510% 3.39% 11/1/35 (b)(c)	23,971	24,911
12 month U.S. LIBOR + 1.750% 3.917% 12/1/40 (b)(c)	1,069,861	1,110,670
12 month U.S. LIBOR + 1.750% 4.006% 9/1/41 (b)(c)	472,424	489,798
12 month U.S. LIBOR + 1.750% 4.408% 7/1/41 (b)(c)	273,761	284,766
12 month U.S. LIBOR + 1.790% 4.109% 4/1/37 (b)(c)	31,718	33,161
12 month U.S. LIBOR + 1.800% 4.585% 5/1/35 (b)(c)	129,621	135,691
12 month U.S. LIBOR + 1.864% 4.739% 4/1/36 (b)(c)	31,584	33,140
12 month U.S. LIBOR + 1.870% 4.817% 4/1/41 (b)(c)	23,424	24,331
12 month U.S. LIBOR + 1.880% 4.13% 9/1/41 (b)(c)	38,846	40,584
12 month U.S. LIBOR + 1.880% 4.443% 10/1/42 (b)(c)	197,042	205,347
12 month U.S. LIBOR + 1.910% 4.66% 6/1/41 (b)(c)	40,748	42,430
12 month U.S. LIBOR + 1.910% 4.734% 6/1/41 (b)(c)	78,431	81,685
12 month U.S. LIBOR + 1.910% 4.785% 5/1/41 (b)(c)	62,226	65,328
12 month U.S. LIBOR + 1.910% 4.813% 5/1/41 (b)(c)	69,981	72,799
12 month U.S. LIBOR + 1.920% 4.67% 6/1/36 (b)(c)	18,039	18,932
12 month U.S. LIBOR + 1.998% 4.913% 4/1/38 (b)(c)	91,021	95,042
12 month U.S. LIBOR + 2.045% 4.784% 7/1/36 (b)(c)	45,765	48,036
12 month U.S. LIBOR + 2.060% 4.726% 3/1/33 (b)(c)	1,359	1,419
12 month U.S. LIBOR + 2.200% 4.325% 12/1/36 (b)(c)	77,794	81,714
6 month U.S. LIBOR + 1.125% 3.601% 8/1/37 (b)(c)	28,254	28,772
6 month U.S. LIBOR + 1.445% 3.695% 3/1/35 (b)(c)	15,841	16,365
6 month U.S. LIBOR + 1.600% 3.58% 12/1/35 (b)(c)	8,086	8,392
6 month U.S. LIBOR + 1.650% 3.874% 4/1/35 (b)(c)	145,173	150,721
6 month U.S. LIBOR + 1.661% 4.199% 2/1/37 (b)(c)	93,987	97,391
6 month U.S. LIBOR + 1.720% 4.247% 8/1/37 (b)(c)	46,268	48,090
6 month U.S. LIBOR + 1.740% 3.83% 5/1/37 (b)(c)	11,980	12,490
6 month U.S. LIBOR + 1.840% 4.078% 10/1/36 (b)(c)	133,402	139,181
6 month U.S. LIBOR + 1.860% 4.061% 10/1/35 (b)(c)	67,577	70,378
6 month U.S. LIBOR + 2.020% 4.096% 6/1/37 (b)(c)	22,034	22,999
6 month U.S. LIBOR + 2.040% 4.349% 6/1/37 (b)(c)	35,350	36,898
6 month U.S. LIBOR + 2.270% 4.488% 10/1/35 (b)(c)	92,385	96,762
U.S. TREASURY 1 YEAR INDEX + 2.035% 4.573% 6/1/33 (b)(c)	110,298	115,632
U.S. TREASURY 1 YEAR INDEX + 2.240% 4.939% 1/1/35 (b)(c)	5,475	5,745
U.S. TREASURY 1 YEAR INDEX + 2.286% 4.828% 6/1/33 (b)(c)	215,217	225,485
U.S. TREASURY 1 YEAR INDEX + 2.410% 4.668% 3/1/35 (b)(c)	404,317	424,574
2.5% 11/1/27 to 1/1/50	317,118,189	316,029,010
3% 6/1/31 to 10/1/49	170,510,326	175,696,248
3.5% 10/1/26 to 5/1/49	509,342,652	534,322,811
3.5% 8/1/47	33,509,430	35,048,417
4% 6/1/33 to 10/1/48	368,223,555	391,516,970
4% 4/1/48	498,213	522,110
4.5% 6/1/25 to 12/1/48	147,412,646	158,502,499
5% 6/1/20 to 7/1/41	24,334,363	26,865,647
5.5% 2/1/20 to 6/1/41	17,973,613	20,188,805
6% 10/1/21 to 12/1/37	1,821,922	2,070,694
6.5% 7/1/21 to 9/1/39	3,023,242	3,495,406
7% 6/1/21 to 9/1/36	651,931	745,340
7.5% 4/1/22 to 6/1/32	202,752	229,043
8% 7/1/24 to 4/1/32	26,578	30,194
8.5% 9/1/21 to 1/1/28	15,461	17,241

TOTAL FREDDIE MAC		1,669,878,449

Ginnie Mae - 7.4%
3% 5/15/42 to 5/15/45	8,104,814	8,359,386
3.5% 9/20/40 to 11/20/49	481,561,279	503,590,587
4% 7/15/39 to 5/20/49	319,546,795	337,929,992
4.5% 6/20/33 to 6/20/48	165,905,206	177,727,679
5.5% 7/15/33 to 9/15/39	2,084,449	2,336,998
6% 10/15/30 to 5/15/40	1,979,742	2,256,091
7% 10/15/22 to 3/15/33	1,854,837	2,105,321
7.5% 2/15/22 to 9/15/31	443,276	487,033
8% 11/15/21 to 11/15/29	86,021	93,522
8.5% 10/15/21 to 11/15/31	56,127	64,620
9% 1/15/23	117	125
9.5% 12/15/20 to 3/15/23	32	32
2.5% 1/1/50 (d)	7,850,000	7,878,660
2.5% 1/1/50 (d)	19,675,000	19,746,833
2.5% 1/1/50 (d)	12,175,000	12,219,451
3% 1/1/50 (d)	6,650,000	6,830,947
3% 1/1/50 (d)	3,950,000	4,057,480
3% 1/1/50 (d)	116,350,000	119,515,895
3% 1/1/50 (d)	126,200,000	129,633,915
3% 1/1/50 (d)	600,000	616,326
3% 1/1/50 (d)	8,500,000	8,731,286
3% 1/1/50 (d)	52,100,000	53,517,646
3.5% 1/1/50 (d)	172,600,000	177,883,648
3.5% 1/1/50 (d)	86,900,000	89,560,191
3.5% 1/1/50 (d)	40,000,000	41,224,484
3.5% 1/1/50 (d)	24,700,000	25,456,119
3.5% 1/1/50 (d)	97,700,000	100,690,802
3.5% 1/1/50 (d)	74,400,000	76,677,540
3.5% 1/1/50 (d)	24,700,000	25,456,119
3.5% 1/1/50 (d)	12,500,000	12,882,651
3.5% 1/1/50 (d)	23,300,000	24,013,262
5% 12/15/32 to 4/20/48	29,905,242	32,584,546
6.5% 3/20/31 to 6/15/37	211,059	242,595

TOTAL GINNIE MAE		2,004,371,782

Uniform Mortgage Backed Securities - 4.5%
2.5% 1/1/50 (d)	66,200,000	65,435,483
2.5% 1/1/50 (d)	19,400,000	19,175,957
2.5% 1/1/50 (d)	66,150,000	65,386,060
2.5% 1/1/50 (d)	20,025,000	19,793,739
3% 1/1/35 (d)	11,850,000	12,145,303
3% 1/1/50 (d)	46,300,000	46,951,432
3% 1/1/50 (d)	42,000,000	42,590,932
3% 1/1/50 (d)	42,100,000	42,692,339
3% 1/1/50 (d)	102,450,000	103,891,451
3% 1/1/50 (d)	103,625,000	105,082,983
3% 1/1/50 (d)	76,750,000	77,829,857
3% 1/1/50 (d)	67,800,000	68,753,932
3% 1/1/50 (d)	46,300,000	46,951,432
3% 1/1/50 (d)	4,625,000	4,690,073
3% 1/1/50 (d)	42,000,000	42,590,932
3% 1/1/50 (d)	24,900,000	25,250,338
3% 1/1/50 (d)	7,500,000	7,605,524
3.5% 1/1/50 (d)	203,000,000	208,828,150
3.5% 1/1/50 (d)	75,100,000	77,256,129
3.5% 1/1/50 (d)	43,800,000	45,057,502
3.5% 1/1/50 (d)	84,100,000	86,514,519

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		1,214,474,067

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $7,014,801,457)		7,072,041,302

Asset-Backed Securities - 4.3%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (a)	$16,387,878	$16,432,436
Series 2019-1 Class A, 3.844% 5/15/39 (a)	19,423,917	19,555,071
Series 2019-2:
Class A, 3.376% 10/16/39 (a)	29,683,582	29,417,976
Class B, 4.458% 10/16/39 (a)	5,220,413	5,166,428
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 3.6184% 7/22/32 (a)(b)(c)	29,996,000	29,980,012
Allegany Park CLO, Ltd. / Allegany Series 2020-1A Class A, 3 month U.S. LIBOR + 1.330% 0% 1/20/33 (a)(b)(c)(d)	13,523,000	13,523,000
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 3.1658% 10/15/32 (a)(b)(c)	24,769,000	24,764,319
Ares Xli Clo Ltd. / Ares Xli Cl Series 2016-41A Class AR, 3 month U.S. LIBOR + 1.200% 3.2009% 1/15/29 (a)(b)(c)	13,805,000	13,793,266
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 3.2332% 1/17/33 (a)(b)(c)	10,450,000	10,450,000
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	38,604,828	39,402,527
Class AA, 2.487% 12/16/41 (a)	7,583,063	7,533,066
Brazos Higher Education Authority, Inc.:
Series 2010-1 Class A1, 3 month U.S. LIBOR + 0.900% 2.8095% 5/25/29 (b)(c)	2,061,096	2,059,617
Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.850% 2.7896% 7/25/29 (b)(c)	1,318,499	1,321,555
CarMax Auto Owner Trust Series 2019-4 Class A2A, 2.01% 3/15/23	16,326,000	16,334,743
Carvana Auto Receivables Trust Series 2019-4A:
Class A2, 2.2% 7/15/22 (a)	5,613,000	5,611,786
Class A3, 2.3% 9/15/23 (a)	9,276,000	9,271,886
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (a)	29,599,219	29,880,412
Class B, 5.095% 4/15/39 (a)	10,152,575	10,234,125
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (a)	28,992,912	29,472,208
Cedar Funding Ltd.:
Series 2019-10A Class A, 3 month U.S. LIBOR + 1.340% 3.4705% 10/20/32 (a)(b)(c)	21,046,000	21,045,011
Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 3.2638% 5/29/32 (a)(b)(c)	15,387,000	15,395,032
CNH Equipment Trust Series 2019-C Class A2, 1.99% 3/15/23	16,698,000	16,695,933
Collegiate Funding Services Education Loan Trust Series 2004-A Class A4, 3 month U.S. LIBOR + 0.340% 2.4444% 9/28/30 (b)(c)	2,012,761	2,002,496
Consumer Loan Underlying Bond Credit Trust Series 2019-HP1 Class A, 2.59% 12/15/26 (a)	39,800,000	39,815,693
CPS Auto Receivables Trust Series 2019-D Class A, 2.17% 12/15/22 (a)	8,293,831	8,291,804
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	15,325,240	15,526,307
Class A2II, 4.03% 11/20/47 (a)	25,870,040	26,472,295
Dell Equipment Finance Trust Series 2019-2 Class A3, 1.91% 10/22/24 (a)	21,841,000	21,762,386
DLL Securitization Trust Series 2019-MT3 Class A3, 2.08% 2/21/23 (a)	20,860,000	20,821,248
Dryden CLO, Ltd. Series 2019-76A Class A1, 3 month U.S. LIBOR + 1.330% 3.264% 10/20/32 (a)(b)(c)	9,296,000	9,302,275
Dryden Senior Loan Fund:
Series 2014-36A Class AR2, 3 month U.S. LIBOR + 1.280% 3.2809% 4/15/29 (a)(b)(c)	36,870,000	36,868,046
Series 2019-72A Class A, 3 month U.S. LIBOR + 1.330% 3.2399% 5/15/32 (a)(b)(c)	25,176,000	25,173,205
Enterprise Fleet Financing LLC Series 2019-3 Class A2, 2.06% 5/20/25 (a)	32,556,000	32,524,349
Exeter Automobile Receivables Trust Series 2019-4A Class A, 2.18% 1/17/23 (a)	27,678,582	27,686,943
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.820% 2.617% 3/25/34 (b)(c)	4,936	4,756
Flagship Credit Auto Trust Series 2019-4 Class A, 2.17% 6/17/24 (a)	24,001,955	24,010,158
Flatiron CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.320% 3.2149% 11/16/32 (a)(b)(c)	27,566,000	27,561,204
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (a)	13,248,418	13,600,975
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (a)	13,434,160	13,417,619
Long Beach Mortgage Loan Trust Series 2003-3 Class M1, 1 month U.S. LIBOR + 1.120% 2.917% 7/25/33 (b)(c)	1,365,642	1,367,384
Madison Park Funding Ltd.:
Series 2012-10A Class AR2, 3 month U.S. LIBOR + 1.220% 3.1859% 1/20/29 (a)(b)(c)	12,189,000	12,183,088
Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 3.603% 7/15/32 (a)(b)(c)	29,964,000	29,980,300
Madison Park Funding XXXIII Ltd. Series 2019-33A Class A, 3 month U.S. LIBOR + 1.330% 3.1741% 10/15/32 (a)(b)(c)	13,483,000	13,481,099
Magnetite CLO Ltd.:
Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 3.2459% 4/20/30 (a)(b)(c)	27,862,000	27,868,603
Series 2019-24A Class A, 3 month U.S. LIBOR + 1.330% 3.2371% 1/15/33 (a)(b)(c)	17,993,000	17,992,604
Magnetite XXIII, Ltd. Series 2019-23A Class A, 3 month U.S. LIBOR + 1.300% 3.1701% 10/25/32 (a)(b)(c)	16,300,000	16,282,037
Marlette Funding Trust Series 2019-4A Class A, 2.39% 12/17/29 (a)	16,062,709	16,074,262
Navient Student Loan Trust Series 2017-3A Class A2, 1 month U.S. LIBOR + 0.600% 2.392% 7/26/66 (a)(b)(c)	1,018,000	1,017,516
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.302% 9/25/35 (b)(c)	1,380,844	1,378,652
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 3.3021% 7/17/32 (a)(b)(c)	29,962,000	29,978,689
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 3.037% 1/25/36 (b)(c)	2,806,803	2,819,402
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/49 (a)	21,397,000	21,084,176
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (a)	24,317,776	24,553,609
Prosper Marketplace Issuance Trust:
Series 2019-3A Class A, 3.19% 7/15/25 (a)	4,437,476	4,459,842
Series 2019-4A Class A, 2.48% 2/17/26 (a)	8,364,176	8,360,280
SBA Tower Trust Series 2019, 2.836% 1/15/50 (a)	28,285,000	28,573,309
SLM Student Loan Trust Series 2003-10A Class A3, 3 month U.S. LIBOR + 0.470% 2.3636% 12/15/27 (a)(b)(c)	2,446,851	2,444,204
SoFi Consumer Loan Program Trust Series 2019-4 Class A, 2.45% 8/25/28 (a)	24,847,344	24,884,804
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.652% 9/25/34 (b)(c)	63,433	62,412
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)	30,489,804	30,917,551
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (a)	35,293,660	35,099,510
Towd Point Mortgage Trust:
Series 2019-1 Class A1, 3.75% 3/25/58 (a)	1,731,338	1,797,521
Series 2019-MH1 Class A1, 3% 11/25/58 (a)	4,596,600	4,618,020
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 2.6031% 4/6/42 (a)(b)(c)	3,641,000	2,653,561
Upgrade Receivables Trust Series 2019-2A Class A, 2.77% 10/15/25 (a)	17,458,920	17,486,454
Verde CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.350% 3.3509% 4/15/32 (a)(b)(c)	31,061,000	31,077,431
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 3.5229% 7/20/32 (a)(b)(c)	31,233,000	31,216,634
TOTAL ASSET-BACKED SECURITIES
(Cost $1,151,861,563)		1,151,895,122

Collateralized Mortgage Obligations - 1.9%
Private Sponsor - 1.8%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 2.592% 2/25/32 (b)(c)	13,870	14,028
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 2.7449% 3/18/32 (b)(c)	24,948	25,379
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 2.792% 4/25/32 (b)(c)	29,196	29,668
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 2.792% 10/25/32 (b)(c)	37,381	37,991
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 2.542% 1/25/32 (b)(c)	14,129	14,271
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 6.308% 12/25/33 (b)(e)(f)	466,249	115,604
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 4.888% 11/25/36 (b)(e)(f)	338,466	62,716
Series 2012-154 Class F, 1 month U.S. LIBOR + 0.300% 2.092% 1/25/43 (b)(c)	1,603,336	1,591,379
Series 2017-36 Class FB, 1 month U.S. LIBOR + 0.350% 2.142% 5/25/47 (b)(c)	3,681,670	3,648,704
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	9,055	9,447
Series 1993-207 Class H, 6.5% 11/25/23	154,183	163,876
Series 1996-28 Class PK, 6.5% 7/25/25	53,208	56,681
Series 1999-17 Class PG, 6% 4/25/29	200,062	217,562
Series 1999-32 Class PL, 6% 7/25/29	193,798	212,720
Series 1999-33 Class PK, 6% 7/25/29	143,338	156,414
Series 1999-54 Class PH, 6.5% 11/18/29	469,337	497,719
Series 1999-57 Class PH, 6.5% 12/25/29	602,800	675,516
Series 2001-52 Class YZ, 6.5% 10/25/31	17,313	19,695
Series 2003-28 Class KG, 5.5% 4/25/23	83,792	86,832
Series 2005-102 Class CO 11/25/35 (g)	93,945	85,387
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 12.8908% 8/25/35 (b)(f)	29,050	36,460
Series 2005-81 Class PC, 5.5% 9/25/35	255,120	280,744
Series 2006-12 Class BO 10/25/35 (g)	458,043	417,145
Series 2006-37 Class OW 5/25/36 (g)	43,480	38,963
Series 2006-45 Class OP 6/25/36 (g)	152,890	136,660
Series 2006-62 Class KP 4/25/36 (g)	260,333	234,258
Series 2012-149:
Class DA, 1.75% 1/25/43	724,828	715,959
Class GA, 1.75% 6/25/42	758,040	746,602
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	43,288	48,619
Series 1999-25 Class Z, 6% 6/25/29	156,732	173,454
Series 2001-20 Class Z, 6% 5/25/31	211,034	231,617
Series 2001-31 Class ZC, 6.5% 7/25/31	114,875	128,985
Series 2002-16 Class ZD, 6.5% 4/25/32	66,862	76,211
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 5.758% 11/25/32 (b)(e)(f)	260,035	35,313
Series 2012-67 Class AI, 4.5% 7/25/27 (e)	559,908	44,011
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 4.848% 12/25/36 (b)(e)(f)	226,547	51,657
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 4.648% 5/25/37 (b)(e)(f)	129,344	25,503
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 14.7311% 9/25/23 (b)(f)	7,125	8,297
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 6.308% 3/25/33 (b)(e)(f)	33,640	6,940
Series 2005-72 Class ZC, 5.5% 8/25/35	1,858,421	2,022,713
Series 2005-79 Class ZC, 5.9% 9/25/35	965,153	1,093,590
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 29.868% 6/25/37 (b)(f)	110,544	220,506
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 28.848% 7/25/37 (b)(f)	169,366	335,437
Class SB, 39.600% - 1 month U.S. LIBOR 28.848% 7/25/37 (b)(f)	57,241	99,236
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 4.558% 3/25/38 (b)(e)(f)	882,683	159,797
Series 2010-112 Class SG, 6.360% - 1 month U.S. LIBOR 4.568% 6/25/21 (b)(e)(f)	449	3
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 4.258% 12/25/40 (b)(e)(f)	829,858	139,978
Class ZA, 4.5% 12/25/40	549,062	605,842
Series 2010-139 Class NI, 4.5% 2/25/40 (e)	582,451	41,244
Series 2010-150 Class ZC, 4.75% 1/25/41	3,517,422	3,933,821
Series 2010-17 Class DI, 4.5% 6/25/21 (e)	648	4
Series 2010-95 Class ZC, 5% 9/25/40	7,573,075	8,494,782
Series 2010-97 Class CI, 4.5% 8/25/25 (e)	46,019	454
Series 2011-39 Class ZA, 6% 11/25/32	589,595	668,031
Series 2011-4 Class PZ, 5% 2/25/41	1,470,610	1,692,643
Series 2011-67 Class AI, 4% 7/25/26 (e)	186,685	12,818
Series 2011-83 Class DI, 6% 9/25/26 (e)	159,555	8,229
Series 2012-100 Class WI, 3% 9/25/27 (e)	2,675,916	207,963
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 4.858% 12/25/30 (b)(e)(f)	948,466	89,156
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 4.758% 6/25/41 (b)(e)(f)	1,278,096	133,558
Series 2013-133 Class IB, 3% 4/25/32 (e)	1,893,361	127,638
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 4.258% 1/25/44 (b)(e)(f)	869,485	141,072
Series 2013-51 Class GI, 3% 10/25/32 (e)	598,735	49,977
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 4.928% 6/25/35 (b)(e)(f)	664,540	126,920
Series 2015-42 Class IL, 6% 6/25/45 (e)	3,806,941	780,132
Series 2015-70 Class JC, 3% 10/25/45	4,069,227	4,189,032
Series 2017-30 Class AI, 5.5% 5/25/47 (e)	1,926,048	392,668
Series 2017-74 Class SH, 6.200% - 1 month U.S. LIBOR 4.408% 10/25/47 (b)(e)(f)	34,774,983	6,391,019
Series 2019-67 Class SA, 6.050% - 1 month U.S. LIBOR 4.258% 11/25/49 (b)(e)(f)	56,762,065	10,186,634
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 2.5398% 1/15/32 (b)(c)	11,591	11,723
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 2.6398% 3/15/32 (b)(c)	16,007	16,231
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 2.7398% 3/15/32 (b)(c)	15,619	15,872
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 2.6398% 6/15/31 (b)(c)	28,584	28,977
Class FG, 1 month U.S. LIBOR + 0.900% 2.6398% 3/15/32 (b)(c)	8,941	9,065
Series 4709 Class FE, 1 month U.S. LIBOR + 0.350% 2.0898% 8/15/47 (b)(c)	1,878,865	1,863,641
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 1.9898% 5/15/37 (b)(c)	621,301	617,247
planned amortization class:
Series 2006-15 Class OP 3/25/36 (g)	464,169	418,663
Series 2095 Class PE, 6% 11/15/28	228,989	250,111
Series 2101 Class PD, 6% 11/15/28	18,874	20,538
Series 2121 Class MG, 6% 2/15/29	93,700	102,683
Series 2131 Class BG, 6% 3/15/29	648,509	709,586
Series 2137 Class PG, 6% 3/15/29	92,925	102,090
Series 2154 Class PT, 6% 5/15/29	165,300	182,325
Series 2162 Class PH, 6% 6/15/29	34,535	37,565
Series 2520 Class BE, 6% 11/15/32	237,778	266,357
Series 2585 Class KS, 7.600% - 1 month U.S. LIBOR 5.8603% 3/15/23 (b)(e)(f)	3,502	85
Series 2693 Class MD, 5.5% 10/15/33	574,928	638,798
Series 2802 Class OB, 6% 5/15/34	289,418	313,912
Series 2962 Class BE, 4.5% 4/15/20	14,827	14,858
Series 3002 Class NE, 5% 7/15/35	624,931	672,826
Series 3110 Class OP 9/15/35 (g)	266,977	251,568
Series 3119 Class PO 2/15/36 (g)	561,693	503,726
Series 3121 Class KO 3/15/36 (g)	87,920	79,559
Series 3123 Class LO 3/15/36 (g)	316,337	284,145
Series 3145 Class GO 4/15/36 (g)	305,193	275,098
Series 3189 Class PD, 6% 7/15/36	536,073	617,040
Series 3225 Class EO 10/15/36 (g)	167,988	150,666
Series 3258 Class PM, 5.5% 12/15/36	261,709	284,676
Series 3415 Class PC, 5% 12/15/37	208,217	226,980
Series 3786 Class HI, 4% 3/15/38 (e)	446,004	17,000
Series 3806 Class UP, 4.5% 2/15/41	1,723,410	1,837,375
Series 3832 Class PE, 5% 3/15/41	2,272,000	2,468,934
Series 4135 Class AB, 1.75% 6/15/42	573,113	566,553
Series 4765 Class PE, 3% 12/15/41	2,983,447	3,008,057
sequential payer:
Series 2135 Class JE, 6% 3/15/29	42,366	46,665
Series 2274 Class ZM, 6.5% 1/15/31	56,993	63,810
Series 2281 Class ZB, 6% 3/15/30	117,667	127,669
Series 2303 Class ZV, 6% 4/15/31	56,674	62,263
Series 2357 Class ZB, 6.5% 9/15/31	424,982	483,391
Series 2502 Class ZC, 6% 9/15/32	107,229	119,838
Series 2519 Class ZD, 5.5% 11/15/32	167,297	183,711
Series 2546 Class MJ, 5.5% 3/15/23	51,956	53,959
Series 2601 Class TB, 5.5% 4/15/23	23,403	24,419
Series 2998 Class LY, 5.5% 7/15/25	87,159	92,018
Series 3871 Class KB, 5.5% 6/15/41	2,887,197	3,316,595
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 4.8603% 2/15/36 (b)(e)(f)	180,552	38,257
Series 2013-4281 Class AI, 4% 12/15/28 (e)	1,725,916	107,983
Series 2017-4683 Class LM, 3% 5/15/47	4,910,179	4,983,706
Series 2018-4763 Class SC, 6.200% - 1 month U.S. LIBOR 4.4603% 8/15/47 (b)(e)(f)	24,937,013	3,718,343
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 35.4916% 8/15/24 (b)(f)	1,826	2,229
Class SD, 86.400% - 1 month U.S. LIBOR 63.8332% 8/15/24 (b)(f)	2,854	4,049
Series 2933 Class ZM, 5.75% 2/15/35	2,035,513	2,361,122
Series 2935 Class ZK, 5.5% 2/15/35	1,946,006	2,154,077
Series 2947 Class XZ, 6% 3/15/35	844,518	951,260
Series 2996 Class ZD, 5.5% 6/15/35	1,448,994	1,659,596
Series 3237 Class C, 5.5% 11/15/36	2,208,591	2,488,040
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 4.9203% 11/15/36 (b)(e)(f)	705,736	145,392
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 5.0103% 3/15/37 (b)(e)(f)	1,047,780	227,125
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 5.0203% 4/15/37 (b)(e)(f)	1,457,938	324,591
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 4.8403% 6/15/37 (b)(e)(f)	523,668	98,945
Series 3949 Class MK, 4.5% 10/15/34	451,011	478,223
Series 4055 Class BI, 3.5% 5/15/31 (e)	1,774,179	130,646
Series 4149 Class IO, 3% 1/15/33 (e)	284,067	32,014
Series 4314 Class AI, 5% 3/15/34 (e)	548,077	43,638
Series 4427 Class LI, 3.5% 2/15/34 (e)	3,119,459	295,245
Series 4471 Class PA 4% 12/15/40	3,359,443	3,472,728
target amortization class Series 2156 Class TC, 6.25% 5/15/29	115,405	123,023
Freddie Mac Multi-family Structured pass-thru certificates:
floater Series 4795 Class FA, 1 month U.S. LIBOR + 0.300% 2.0398% 5/15/48 (b)(c)	6,601,564	6,544,548
Series 4386 Class AZ, 4.5% 11/15/40	5,171,855	5,521,021
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 4.9503% 6/16/37 (b)(e)(f)	306,620	64,090
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 2.2495% 3/20/60 (b)(c)(h)	3,888,853	3,888,650
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 2.0295% 7/20/60 (b)(c)(h)	464,328	461,610
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.0743% 9/20/60 (b)(c)(h)	555,380	551,951
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.0743% 8/20/60 (b)(c)(h)	597,809	594,231
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 2.1543% 12/20/60 (b)(c)(h)	1,246,555	1,241,056
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 2.2743% 12/20/60 (b)(c)(h)	1,682,042	1,680,216
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.2743% 2/20/61 (b)(c)(h)	3,316,909	3,314,280
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.2643% 2/20/61 (b)(c)(h)	4,330,251	4,325,942
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.2743% 4/20/61 (b)(c)(h)	1,494,602	1,492,904
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 2.2743% 5/20/61 (b)(c)(h)	1,980,416	1,977,986
Class FC, 1 month U.S. LIBOR + 0.500% 2.2743% 5/20/61 (b)(c)(h)	1,696,260	1,694,309
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 2.3043% 6/20/61 (b)(c)(h)	2,020,275	2,019,344
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 2.3243% 9/20/61 (b)(c)(h)	4,842,789	4,842,572
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 2.3743% 10/20/61 (b)(c)(h)	2,340,679	2,343,129
Series 2012-98 Class FA, 1 month U.S. LIBOR + 0.400% 2.1646% 8/20/42 (b)(c)	1,548,757	1,547,278
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 2.4743% 11/20/61 (b)(c)(h)	2,159,371	2,166,291
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 2.4743% 1/20/62 (b)(c)(h)	1,361,535	1,365,867
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 2.4043% 1/20/62 (b)(c)(h)	2,034,734	2,038,178
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 2.4043% 3/20/62 (b)(c)(h)	1,273,261	1,273,679
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.4243% 5/20/61 (b)(c)(h)	84,256	84,386
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 2.2943% 10/20/62 (b)(c)(h)	60,493	60,454
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 2.3043% 7/20/60 (b)(c)(h)	46,359	46,345
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 2.1343% 3/20/63 (b)(c)(h)	73,237	72,915
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 2.3743% 1/20/64 (b)(c)(h)	2,025,950	2,027,762
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 2.3743% 12/20/63 (b)(c)(h)	6,352,942	6,359,768
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 2.2743% 6/20/64 (b)(c)(h)	1,727,513	1,725,512
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 2.0743% 3/20/65 (b)(c)(h)	71,128	70,829
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 2.0543% 5/20/63 (b)(c)(h)	151,312	150,916
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 1.9743% 4/20/63 (b)(c)(h)	249,729	248,632
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 2.1743% 12/20/62 (b)(c)(h)	422,597	421,997
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 2.0146% 10/20/47 (b)(c)	4,545,260	4,500,669
Series 2018-159 Class F, 1 month U.S. LIBOR + 0.350% 2.1146% 11/20/48 (b)(c)	12,815,285	12,740,820
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 2.0646% 5/20/48 (b)(c)	5,590,853	5,548,079
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 2.0646% 6/20/48 (b)(c)	6,485,955	6,434,437
Series 2018-78 Class AF, 1 month U.S. LIBOR + 0.300% 2.0646% 6/20/48 (b)(c)	7,497,102	7,442,765
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 6.4707% 12/20/40 (b)(f)	3,849,000	4,467,703
Series 2011-136 Class WI, 4.5% 5/20/40 (e)	409,565	34,036
Series 2016-69 Class WA, 3% 2/20/46	2,053,226	2,091,971
Series 2017-134 Class BA, 2.5% 11/20/46	809,151	816,409
Series 2017-153 Class GA, 3% 9/20/47	8,023,355	8,154,194
Series 2017-182 Class KA, 3% 10/20/47	7,505,959	7,616,340
Series 2018-13 Class Q, 3% 4/20/47	9,746,670	9,871,703
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	938,730	1,022,895
Series 2010-160 Class DY, 4% 12/20/40	8,376,777	9,063,866
Series 2010-170 Class B, 4% 12/20/40	1,866,018	2,019,135
Series 2013-H06 Class HA, 1.65% 1/20/63 (h)	3,265,364	3,253,014
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 2.2743% 9/20/62 (b)(c)(h)	2,804,788	2,804,058
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 2.4243% 11/20/65 (b)(c)(h)	359,976	360,104
Series 2017-139 Class BA, 3% 9/20/47	21,062,440	21,290,875
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 4.7603% 5/16/34 (b)(e)(f)	172,074	30,585
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 5.4603% 8/17/34 (b)(e)(f)	192,143	41,469
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 29.7615% 6/16/37 (b)(f)	9,528	16,830
Series 2010-116 Class QB, 4% 9/16/40	594,207	619,097
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 4.2103% 2/16/40 (b)(e)(f)	1,235,325	188,912
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 2.0295% 5/20/60 (b)(c)(h)	1,472,701	1,464,228
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 4.3354% 7/20/41 (b)(e)(f)	769,006	136,672
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 4.9603% 6/16/42 (b)(e)(f)	645,680	125,575
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 6.3138% 4/20/39 (b)(f)	594,994	610,658
Class ST, 8.800% - 1 month U.S. LIBOR 6.4472% 8/20/39 (b)(f)	2,120,719	2,194,101
Series 2013-149 Class MA, 2.5% 5/20/40	9,701,460	9,820,730
Series 2014-2 Class BA, 3% 1/20/44	13,284,015	13,724,375
Series 2014-21 Class HA, 3% 2/20/44	6,052,996	6,263,057
Series 2014-25 Class HC, 3% 2/20/44	9,264,208	9,605,026
Series 2014-5 Class A, 3% 1/20/44	8,195,341	8,466,575
Series 2015-H13 Class HA, 2.5% 8/20/64 (h)	3,856,914	3,856,796
Series 2015-H17 Class HA, 2.5% 5/20/65 (h)	2,041,996	2,041,715
Series 2015-H21:
Class HA, 2.5% 6/20/63 (h)	35,783	35,754
Class JA, 2.5% 6/20/65 (h)	1,813,248	1,812,765
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 2.07% 5/20/66 (b)(c)(h)	12,542,855	12,538,576
Series 2017-186 Class HK, 3% 11/16/45	7,754,251	7,837,707
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 1.92% 8/20/66 (b)(c)(h)	13,366,711	13,327,480
Holmes Master Issuer PLC floater:
Series 2018-1A Class A2, 3 month U.S. LIBOR + 0.360% 2.3609% 10/15/54 (a)(b)(c)	2,234,286	2,233,153
Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 2.4209% 10/15/54 (a)(b)(c)	3,685,329	3,684,551
Lanark Master Issuer PLC Series 2019-2A Class 1A, 2.71% 12/22/69 (a)	9,000,000	9,106,038
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 1.878% 2/25/37 (b)(c)	106,213	105,896
Nationstar HECM Loan Trust sequential payer Series 2019-2A Class A, 2.2722% 11/25/29 (a)	13,958,619	13,914,454
New Residential Mortgage Loan Trust Series 2019-5A Class A1B, 3.5% 8/25/59 (a)	32,489,254	33,108,489
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 2.082% 7/25/35 (b)(c)	127,163	127,193
Permanent Master Issuer PLC floater:
Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 2.3661% 7/15/58 (a)(b)(c)	9,550,000	9,547,106
Series-1A Class 1A1, 3 month U.S. LIBOR + 0.550% 2.5361% 7/15/58 (a)(c)	13,614,000	13,617,771
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 12/25/49 (a)	13,573,000	13,740,542
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.7849% 7/20/34 (b)(c)	24,088	23,586
Silverstone Master Issuer PLC floater:
Series 2015-1A Class 2A2, 3 month U.S. LIBOR + 0.550% 2.5159% 1/21/70 (a)(c)	7,875,000	7,872,732
Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 2.5359% 1/21/70 (a)(b)(c)	12,261,000	12,254,551
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 2.432% 9/25/43 (b)(c)	1,525,129	1,535,128

TOTAL PRIVATE SPONSOR		486,164,578

U.S. Government Agency - 0.1%
Fannie Mae floater:
Series 2018-32 Class FB, 1 month U.S. LIBOR + 0.300% 2.092% 5/25/48 (b)(c)	2,249,359	2,227,607
Series 2018-38 Class FG, 1 month U.S. LIBOR + 0.300% 2.092% 6/25/48 (b)(c)	9,668,832	9,579,852
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (e)	130,974	26,497
Series 343 Class 16, 5.5% 5/25/34 (e)	112,422	20,417
Series 348 Class 14, 6.5% 8/25/34 (b)(e)	76,496	18,515
Series 351:
Class 12, 5.5% 4/25/34 (b)(e)	47,331	9,597
Class 13, 6% 3/25/34 (e)	69,631	13,980
Series 359 Class 19, 6% 7/25/35 (b)(e)	40,141	8,935
Series 384 Class 6, 5% 7/25/37 (e)	539,250	107,089
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 2.6654% 2/15/24 (b)(c)	37,004	37,232
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	85,928	93,681
Series 2056 Class Z, 6% 5/15/28	165,106	180,282
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/57	2,017,184	2,106,318
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.2238% 5/20/65 (b)(h)	432,234	445,953

TOTAL U.S. GOVERNMENT AGENCY		14,875,955

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $500,162,653)		501,040,533

Commercial Mortgage Securities - 3.7%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8237% 2/14/43 (b)(e)	11,606	20
BAMLL Commercial Mortgage Securities Trust:
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (a)	38,000,000	38,924,122
Class ANM, 3.112% 11/5/32 (a)	17,278,000	17,679,180
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (a)	3,878,000	3,968,319
Class CNM, 3.8425% 11/5/32 (a)(b)	1,604,000	1,634,765
BANK sequential payer Series 2019-BN24 Class A3, 2.96% 11/15/62	8,000,000	8,203,185
Bayview Commercial Asset Trust:
Series 2004-1, Class IO, 1.25% 4/25/34 (a)(e)	807,309	31,140
Series 2006-3A, Class IO, 0% 10/25/36 (a)(b)(e)(i)	16,458,139	2
Benchmark Mortgage Trust:
Series 2018-B8 Class A5, 4.2317% 1/15/52	27,479,000	30,876,133
Series 2019-B14 Class XA, 0.7959% 12/15/62 (b)(e)	109,967,485	6,170,605
BX Commercial Mortgage Trust floater sequential payer Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 2.626% 11/25/32 (a)(b)(c)	6,805,000	6,804,990
BX Trust:
floater:
Series 2018-EXCL:
Class A, 1 month U.S. LIBOR + 1.088% 2.8274% 9/15/37 (a)(b)(c)	10,591,024	10,567,756
Class B, 1 month U.S. LIBOR + 1.320% 3.0648% 9/15/37 (a)(b)(c)	12,045,566	12,024,225
Class D, 1 month U.S. LIBOR + 2.620% 4.3648% 9/15/37 (a)(b)(c)	9,224,499	9,226,783
Series 2018-IND:
Class A, 1 month U.S. LIBOR + 0.750% 2.4898% 11/15/35 (a)(b)(c)	14,264,842	14,256,306
Class F, 1 month U.S. LIBOR + 1.800% 3.5398% 11/15/35 (a)(b)(c)	9,692,200	9,713,405
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 3.0398% 4/15/34 (a)(b)(c)	15,742,000	15,727,865
Class C, 1 month U.S. LIBOR + 1.600% 3.3398% 4/15/34 (a)(b)(c)	10,407,000	10,406,978
Class D, 1 month U.S. LIBOR + 1.900% 3.6398% 4/15/34 (a)(b)(c)	10,925,000	10,965,755
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 2.8198% 10/15/36 (a)(b)(c)	14,029,000	14,046,577
Class C, 1 month U.S. LIBOR + 1.250% 2.9898% 10/15/36 (a)(b)(c)	17,637,000	17,659,083
Class D, 1 month U.S. LIBOR + 1.450% 3.1898% 10/15/36 (a)(b)(c)	24,982,000	25,013,237
Class E, 1 month U.S. LIBOR + 1.800% 3.5398% 10/15/36 (a)(b)(c)	35,101,000	35,133,995
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 2.7398% 4/15/34 (a)(b)(c)	27,974,000	27,991,179
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 2.6598% 10/15/36 (a)(b)(c)	63,100,000	63,150,575
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (a)	7,857,000	7,852,533
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 2.6898% 11/15/36 (a)(b)(c)	12,876,000	12,855,902
Class B, 1 month U.S. LIBOR + 1.250% 2.9898% 11/15/36 (a)(b)(c)	6,900,000	6,889,243
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 2.8598% 6/15/34 (a)(b)(c)	42,299,000	42,248,203
Class B, 1 month U.S. LIBOR + 1.500% 3.2398% 6/15/34 (a)(b)(c)	7,461,000	7,442,344
Class C, 1 month U.S. LIBOR + 1.750% 3.4898% 6/15/34 (a)(b)(c)	8,428,000	8,406,901
Citigroup Commercial Mortgage Trust Series 2018-C6 Class A4, 4.412% 11/10/51	5,056,000	5,729,118
COMM Mortgage Trust Series 2012-CR1 Class AM, 3.912% 5/15/45	3,040,000	3,134,119
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 2.7198% 5/15/36 (a)(b)(c)	5,460,000	5,471,411
Series 2018-SITE:
Class A, 4.284% 4/15/36 (a)	18,322,000	19,251,081
Class B, 4.5349% 4/15/36 (a)	5,603,000	5,883,635
Class C, 4.782% 4/15/36 (a)(b)	3,781,000	3,959,475
Class D, 4.782% 4/15/36 (a)(b)	7,560,000	7,796,565
CSAIL Commercial Mortgage Trust:
sequential payer Series 2019-C18 Class A4, 2.968% 12/15/52	15,300,000	15,593,422
Series 2018-C14 Class A4 4.4216% 11/15/51	13,187,000	14,820,678
Freddie Mac:
sequential payer:
Series 2018-K082 Class A2, 3.92% 9/25/28	11,500,000	12,751,971
Series 2019-K098 Class A1, 2.046% 4/25/29	61,223,801	60,370,243
Series 2019-K101 Class A2, 2.524% 10/25/29	18,700,000	18,866,035
Series 2019-K102 Class A2, 2.537% 10/25/29	21,600,000	21,817,099
Series 2019-K103 Class A2, 2.651% 12/25/51	12,700,000	12,951,004
Series 2017-K727 Class A2, 2.946% 7/25/24	2,170,000	2,236,127
Series 2018-K081 Class A2, 3.9% 8/25/28	7,100,000	7,859,414
Series K086 Class A2, 3.859% 11/25/28	3,700,000	4,088,354
Series K090 Class A2, 3.422% 2/25/29	14,287,000	15,359,452
Freddie Mac Multi-family Structured pass-thru certificates Series K078 Class A2, 3.854% 6/25/28	24,000,000	26,445,835
GS Mortgage Securities Trust:
floater Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 3.1898% 9/15/31 (a)(b)(c)	14,400,000	14,352,558
sequential payer Series 2015-GC32 Class A4, 3.764% 7/10/48	10,170,000	10,859,418
Series 2013-GC16 Class A/S, 4.649% 11/10/46	3,955,000	4,257,202
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.000% 2.7398% 9/15/29 (a)(b)(c)	14,308,000	14,307,787
Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (a)	3,450,000	3,678,580
Class DFX, 5.3503% 7/5/33 (a)	5,307,000	5,656,857
Class EFX, 5.5422% 7/5/33 (a)	7,262,000	7,675,752
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 2.9898% 8/15/33 (a)(b)(c)	773,000	772,999
Class C, 1 month U.S. LIBOR + 1.500% 3.2398% 8/15/33 (a)(b)(c)	1,861,000	1,861,003
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	37,485,000	38,701,827
Series 2018-H4 Class A4, 4.31% 12/15/51	46,045,000	51,792,622
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (a)	5,415,000	5,470,855
Class C, 3.1771% 11/10/36 (a)	5,196,000	5,177,741
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (a)(b)	2,182,038	2,187,733
Class B, 4.181% 11/15/34 (a)	7,689,950	7,775,546
Class C, 5.205% 11/15/34 (a)	5,394,100	5,500,825
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (a)	618,243	757,518
RETL floater Series 2019-RVP:
Class B, 1 month U.S. LIBOR + 1.550% 3.2898% 3/15/36 (a)(b)(c)	4,500,000	4,505,619
Class C, 1 month U.S. LIBOR + 2.100% 3.8398% 3/15/36 (a)(b)(c)	24,454,000	24,515,169
Wells Fargo Commercial Mortgage Trust Series 2018-C48 Class A5, 4.302% 1/15/52	32,714,000	36,811,232
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $985,887,050)		986,875,187

Municipal Securities - 1.0%
California Gen. Oblig.:
Series 2009:	$	$
7.35% 11/1/39	2,420,000	3,717,410
7.5% 4/1/34	16,440,000	24,756,010
7.55% 4/1/39	28,540,000	45,778,731
Series 2010, 7.625% 3/1/40	1,640,000	2,626,017
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	1,765,000	1,794,334
Series 2010 C1, 7.781% 1/1/35	7,020,000	8,767,067
Series 2012 B, 5.432% 1/1/42	6,950,000	7,175,180
6.05% 1/1/29	675,000	711,842
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	19,950,545	20,820,190
5.1% 6/1/33	20,175,000	21,749,255
Series 2010-1, 6.63% 2/1/35	45,930,000	53,854,762
Series 2010-3:
6.725% 4/1/35	39,580,000	46,453,859
7.35% 7/1/35	18,315,000	22,230,747
Series 2010-5, 6.2% 7/1/21	4,034,000	4,181,039
Series 2013, 4% 12/1/20	13,080,000	13,266,268
TOTAL MUNICIPAL SECURITIES
(Cost $270,234,697)		277,882,711

Foreign Government and Government Agency Obligations - 0.1%
Brazilian Federative Republic 5.625% 1/7/41 (Cost $21,584,645)	$19,502,000	$21,842,240

Bank Notes - 0.8%
Capital One NA 2.95% 7/23/21	27,092,000	27,475,251
Discover Bank:
3.1% 6/4/20	$31,646,000	$31,763,714
3.2% 8/9/21	33,031,000	33,601,033
3.35% 2/6/23	5,980,000	6,168,771
4.682% 8/9/28 (b)	23,162,000	24,204,290
KeyBank NA:
2.25% 3/16/20	21,500,000	21,512,649
6.95% 2/1/28	850,000	1,073,449
PNC Bank NA 2.3% 6/1/20	3,950,000	3,955,121
RBS Citizens NA 2.55% 5/13/21	7,857,000	7,915,802
Regions Bank 6.45% 6/26/37	30,566,000	40,022,791
Synchrony Bank 3.65% 5/24/21	21,962,000	22,420,065
TOTAL BANK NOTES
(Cost $213,833,446)		220,112,936
	Shares	Value

Money Market Funds - 6.4%
Fidelity Cash Central Fund 1.58% (j)
(Cost $1,715,786,708)	1,715,447,841	1,715,790,931
TOTAL INVESTMENT IN SECURITIES - 107.3%
(Cost $28,398,775,544)		28,918,404,344
NET OTHER ASSETS (LIABILITIES) - (7.3)%		(1,957,155,424)
NET ASSETS - 100%		$26,961,248,920

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
3% 1/1/50	$(50,000,000)	$(51,360,505)
3% 1/1/50	(102,450,000)	(105,237,675)
3% 1/1/50	(103,625,000)	(106,444,647)
3% 1/1/50	(6,175,000)	(6,343,022)
3% 1/1/50	(36,200,000)	(37,185,006)
3.5% 1/1/50	(172,100,000)	(177,368,342)
3.5% 1/1/50	(51,600,000)	(53,179,584)
3.5% 1/1/50	(31,900,000)	(32,876,526)
3.5% 1/1/50	(37,200,000)	(38,338,770)
3.5% 1/1/50	(31,400,000)	(32,361,220)
3.5% 1/1/50	(97,700,000)	(100,690,802)
3.5% 1/1/50	(74,400,000)	(76,677,540)
3.5% 1/1/50	(24,700,000)	(25,456,119)
3.5% 1/1/50	(12,500,000)	(12,882,651)
3.5% 1/1/50	(23,300,000)	(24,013,262)

TOTAL GINNIE MAE		(880,415,671)

Uniform Mortgage Backed Securities
2.5% 1/1/50	(80,000,000)	(79,076,112)
2.5% 1/1/50	(150,000,000)	(148,267,710)
2.5% 1/1/50	(7,850,000)	(7,759,343)
2.5% 1/1/50	(12,175,000)	(12,034,396)
3% 1/1/50	(10,800,000)	(10,951,954)
3% 1/1/50	(102,450,000)	(103,891,451)
3% 1/1/50	(103,625,000)	(105,082,983)
3% 1/1/50	(20,600,000)	(20,889,838)
3% 1/1/50	(76,750,000)	(77,829,857)
3% 1/1/50	(67,800,000)	(68,753,932)
3% 1/1/50	(46,300,000)	(46,951,432)
3% 1/1/50	(4,625,000)	(4,690,073)
3% 1/1/50	(42,000,000)	(42,590,932)
3% 1/1/50	(31,800,000)	(32,247,420)
3% 1/1/50	(30,100,000)	(30,523,501)
3% 1/1/50	(7,500,000)	(7,605,524)
3% 1/1/50	(7,500,000)	(7,605,524)
3.5% 1/1/50	(75,100,000)	(77,256,129)
3.5% 1/1/50	(75,100,000)	(77,256,129)
3.5% 1/1/50	(39,600,000)	(40,736,920)
3.5% 1/1/50	(21,100,000)	(21,705,783)
3.5% 1/1/50	(84,100,000)	(86,514,519)
3.5% 1/1/50	(67,300,000)	(69,232,190)
3.5% 1/1/50	(58,900,000)	(60,591,025)
3.5% 1/1/50	(43,800,000)	(45,057,502)
3.5% 1/1/50	(84,100,000)	(86,514,519)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(1,371,616,698)

TOTAL TBA SALE COMMITMENTS
(Proceeds $2,249,783,601)		$(2,252,032,369)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,160,788,451 or 11.7% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (g) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (h) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (i) Level 3 security

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,470,968
Total	$4,470,968

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Other Information

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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